UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22762

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated
(Exact name of registrant as specified in charter)

301 E. Colorado Boulevard, Suite 720
Pasadena, CA 91101
(Address of principal executive offices) (Zip code)

R. Eric Chadwick
Flaherty & Crumrine Incorporated
301 E. Colorado Boulevard, Suite 720
Pasadena, CA 91101
(Name and address of agent for service)

Registrant's telephone number, including area code: 626-795-7300

Date of fiscal year end: November 30

Date of reporting period: July 1, 2015 – June 30, 2016

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2015 TO JUNE 30, 2016

REGISTRANT NAME: Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated
INVESTMENT COMPANY ACT FILE NUMBER: 811 - 22762
REPORTING PERIOD:       07/01/2015 - 06/30/2016
REGISTRANT ADDRESS: 301 E. Colorado Boulevard, Suite 720, Pasadena, California 91101
NAME OF SERIES (AS APPLICABLE): __________________________________

Issuer of Portfolio Security	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Summary of Matter Voted On	Who Proposed Matter: Issuer / Shareholder	Whether Fund Cast Vote on Matter	Fund's Vote For or Against Proposal, or Abstain; For or Withhold Regarding Election of Directors	Whether Vote Was For or Against Management
Kinder Morgan Incorporated	KMI	49456B101	5/10/2016	Annual sustainability report	Security Holder	No	N/A	N/A
Kinder Morgan Incorporated	KMI	49456B101	5/10/2016	Approve auditor	Issuer	No	N/A	N/A
Kinder Morgan Incorporated	KMI	49456B101	5/10/2016	Approve directors	Issuer	No	N/A	N/A
Kinder Morgan Incorporated	KMI	49456B101	5/10/2016	Report on company's response to climate change	Security Holder	No	N/A	N/A
Kinder Morgan Incorporated	KMI	49456B101	5/10/2016	Report on diversity of board of directors	Security Holder	No	N/A	N/A
Kinder Morgan Incorporated	KMI	49456B101	5/10/2016	Report on ethane emissions	Security Holder	No	N/A	N/A
PARTNERRE LTD	PRE	G68603128	11/19/2015	Approve meeting adjournment to solicit additional proxies	Issuer	No	N/A	N/A
PARTNERRE LTD	PRE	G68603128	11/19/2015	Approve merger	Issuer	No	N/A	N/A
PARTNERRE LTD	PRE	G68603409	11/19/2015	Approve meeting adjournment to solicit additional proxies	Issuer	No	N/A	N/A
PARTNERRE LTD	PRE	G68603409	11/19/2015	Approve merger	Issuer	No	N/A	N/A
PARTNERRE LTD	PRE	G68603508	11/19/2015	Approve meeting adjournment to solicit additional proxies	Issuer	No	N/A	N/A
PARTNERRE LTD	PRE	G68603508	11/19/2015	Approve merger	Issuer	No	N/A	N/A
*Complete for each series of the Registrant, as applicable.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

By (Signature and Title)*	/s/R. Eric Chadwick
R. Eric Chadwick, Chief Executive Officer and President
(principal executive officer)

Date	8/29/16

*Print the name and title of each signing officer under his or her signature.